SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS (Details) - Ensysce Biosciences, Inc [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Expected dividend yield	0.00%	0.00%
Expected stock-price volatility	124.00%	105.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.27%	2.21%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.52%	2.56%
Stock price	$ 0.17	$ 0.17
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 9 months 18 days	5 years